Land, Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Total land, property, plant and equipment	¥ 19,035,815	$ 2,938,623	¥ 19,714,136
Less: Accumulated depreciation	(6,070,955)	(937,194)	(5,127,821)
Less: Impairment	(6,118,378)	(944,515)	(2,475,521)
Total land, property, plant and equipment, net	6,846,482	1,056,915	12,110,794
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total land, property, plant and equipment	3,829,922	591,238	4,142,482
Total land, property, plant and equipment, net	263,624	40,697
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total land, property, plant and equipment	14,564,201	2,248,325	15,038,493
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total land, property, plant and equipment	106,325	16,414	146,604
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total land, property, plant and equipment	94,725	14,623	100,717
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total land, property, plant and equipment	419,854	64,814	285,840
Land [Member]
Property, Plant and Equipment [Line Items]
Total land, property, plant and equipment	20,788	3,209	¥ 0
Total land, property, plant and equipment, net	¥ 186,111	$ 28,731